Commitments and Contingencies	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of comprehensive income (loss) were $75, $62 and 68 for the years ended March 31, 2016, 2017 and 2018, respectively.

At March 31, 2018, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2019	$55
Year ending March 31, 2020	$53
Year ending March 31, 2021	$4
Total minimum lease payments	$112

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease, which provide for payments through 2018. At March 31, 2018, the minimum future rental income to be received is as follows:

Year ending March 31, 2019	$1,186
Year ending March 31, 2020	$632
Year ending March 31, 2021	$21
Total minimum future rental income	$1,839

At March 31, 2018, the Company had capital commitments for purchase of plant and machinery, and leasehold improvement totaling $175, which are expected to be disbursed during the year ending March 31, 2019.